Assisted Living Concepts, Inc.
111 West Michigan Street
Milwaukee, Wisconsin 53203
September 11, 2006
Michele M. Anderson
Legal Branch Chief (Mail Stop 3720)
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Assisted Living Concepts, Inc. Registration Statement on Form 10 filed on June 7, 2006 File No. 001-13498
Dear Ms. Anderson:
     Together with this letter, Assisted Living Concepts, Inc. (“we” or the “Company”) is electronically filing Amendment No. 3 (“Amendment No. 3”) to its Registration Statement on Form 10 (the “Registration Statement”) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Amendment No. 3 is marked to show changes from Amendment No. 2 to the initial filing on Form 10 (“Amendment No. 2”) and reflects revisions made in response to the comments of the staff (the “Staff”) of the Division of Corporation Finance of the Securities and Exchange Commission (the “Commission”) that were verbally conveyed to the Company. The Staff’s comments are highlighted in bold below followed by the Company’s responses.
Amendment No. 1 to Form 10
General
1.	Please confirm that you will update the description of $100 million revolving credit facility that the Company intends to enter prior to the separation, as well as file the related credit agreement as an exhibit to the Registration Statement, when the terms of such credit facility are finalized.

The Company notes the Staff’s comments and confirms that it will file the credit agreement related to the $100 million revolving credit facility as an exhibit to the Registration Statement when definitive documentation with respect to the facility are finalized. The Company notes that it has updated the description of the credit facility in Amendment No. 3 with a more detailed description of the expected terms of the credit facility. To the extent the material terms of the credit agreement change during negotiations and thus differ from the disclosure in the Registration Statement, the Company will update the Registration Statement.

     The Company believes that the information contained in this letter, and the revised disclosures contained in Amendment No. 3, are responsive to the Staff’s comments in the Comment Letter.
     Please call Erik Tavzel at (212) 474-1796 if you have any questions regarding this submission. Thank you for your consideration of these filings.

Very truly yours,
/s/ Laurie A. Bebo

Laurie A. Bebo President and Chief Operating Officer

cc: (with encls.)
Derek B. Swanson
Joseph Kempf
Robert Littlepage
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Erik R. Tavzel, Esq.
Cravath, Swaine & Moore LLP
825 Eighth Avenue
New York, NY 10019